Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5-8 years
Office equipment	5 years
Motor vehicles	5 years

Weighted Average Useful Lives of Intangible Assets

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	3.8 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog *	1.1 years
Customer relationships *	7.6 years
Supplier relationships *	9.4 years
Licenses *	15 years
Trade Name *	15 years
Platform software *	5 years
Non-compete agreement *	5 years
Favorable contract*	1 year
Internal use software	1.8 years

*	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy (Note 4).